Document and Entity Information	0 Months Ended
Aug. 07, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug 7, 2013
Registrant Name	VALIC Co I
Central Index Key	0000719423
Amendment Flag	false
Document Creation Date	Aug 7, 2013
Document Effective Date	Aug 7, 2013
Prospectus Date	Oct 1, 2012
Growth & Income Fund | Growth & Income Fund
Risk/Return:
Trading Symbol	VCGAX
Large Capital Growth Fund | Large Capital Growth Fund
Risk/Return:
Trading Symbol	VLCGX

Growth & Income Fund
Growth & Income Fund

VALIC COMPANY I

Supplement to the Prospectus dated October 1, 2012, as supplemented

Upon the effective date of the JPMIM Sub-Advisory Agreement, SunAmerica Asset Management Corp. (“SAAMCo”) will cease to be a sub-adviser to the Growth & Income Fund, and the following changes will become effective with respect to the Growth & Income Fund:

In the Fund Summary, the Principal Investment Strategies of the Fund will be deleted in its entirety and replaced with the following:

The Fund invests in stocks that provide long-term growth potential. As a secondary goal, the Fund invests in stocks that will provide current income. The sub-adviser uses a bottom-up, disciplined investment process. The sub-adviser seeks to achieve the Fund’s investment objective through stock selection grounded in proprietary fundamental research and disciplined portfolio construction. Individual securities are ranked within industry sectors based on the attractiveness of their valuations. The sub-adviser believes this approach may reduce the market timing, sector and style risks typically associated with active portfolio management while maintaining risk characteristics similar to the Fund’s benchmark.

The Fund generally invests 90% to 95% of total assets, at the time of purchase, in common stocks and equity-related securities. The Fund principally invests in large capitalization companies. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund’s objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

Under Performance Information, the following is inserted immediately above the bar chart:

J.P. Morgan Investment Management, Inc. (“JPMIM”) assumed sub-advisory responsibility on September 16, 2013. Prior to such time, the Fund was sub-advised by SunAmerica Asset Management Corp.

Date: August 7, 2013

Label	Element	Value
Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000719423_SupplementTextBlock

VALIC COMPANY I

Supplement to the Prospectus dated October 1, 2012, as supplemented

Upon the effective date of the JPMIM Sub-Advisory Agreement, SunAmerica Asset Management Corp. (“SAAMCo”) will cease to be a sub-adviser to the Growth & Income Fund, and the following changes will become effective with respect to the Growth & Income Fund:

Risk/Return [Heading]	rr_RiskReturnHeading	Growth & Income Fund
Strategy [Heading]	rr_StrategyHeading	In the Fund Summary, the Principal Investment Strategies of the Fund will be deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in stocks that provide long-term growth potential. As a secondary goal, the Fund invests in stocks that will provide current income. The sub-adviser uses a bottom-up, disciplined investment process. The sub-adviser seeks to achieve the Fund’s investment objective through stock selection grounded in proprietary fundamental research and disciplined portfolio construction. Individual securities are ranked within industry sectors based on the attractiveness of their valuations. The sub-adviser believes this approach may reduce the market timing, sector and style risks typically associated with active portfolio management while maintaining risk characteristics similar to the Fund’s benchmark.

The Fund generally invests 90% to 95% of total assets, at the time of purchase, in common stocks and equity-related securities. The Fund principally invests in large capitalization companies. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund’s objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Under Performance Information, the following is inserted immediately above the bar chart:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

J.P. Morgan Investment Management, Inc. (“JPMIM”) assumed sub-advisory responsibility on September 16, 2013. Prior to such time, the Fund was sub-advised by SunAmerica Asset Management Corp.

Date: August 7, 2013

Large Capital Growth Fund
Large Capital Growth Fund

Supplement to the Prospectus dated October 1, 2012, as supplemented

VALIC COMPANY I

Upon the effective date of the MFS Sub-Advisory Agreement, SAAMCo and Invesco Advisers, Inc. (“Invesco”) will cease to be sub-advisers to the Large Capital Growth Fund, and the following changes will become effective with respect to the Large Capital Growth Fund:

In the Fund Summary, the Principal Investment Strategies of the Fund will be deleted in its entirety and replaced with the following:

The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of large-capitalization companies. In complying with this 80% investment requirement, the Fund will invest primarily in common stocks.

Generally, large-cap companies will include companies whose market capitalizations, at the time of purchase, are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on June 22, 2012, the market capitalization range of the companies in the Index was approximately $1.354 billion to $540 billion.

The Fund’s sub-adviser focuses on investing the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

The Fund’s sub-adviser uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

The Fund may invest up to 25% of its total assets in foreign securities. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

Under Performance Information, the second paragraph is deleted in its entirety and replaced with the following:

As of September 16, 2013, the Fund is sub-advised by Massachusetts Financial Services Company (“MFS”). Prior to such time, the Fund was managed by SunAmerica Asset Management Corp. (“SAAMCo”) and Invesco Advisers, Inc. (“Invesco”).

Date: August 7, 2013

Label	Element	Value
Large Capital Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000719423_SupplementTextBlock

Supplement to the Prospectus dated October 1, 2012, as supplemented

VALIC COMPANY I

Upon the effective date of the MFS Sub-Advisory Agreement, SAAMCo and Invesco Advisers, Inc. (“Invesco”) will cease to be sub-advisers to the Large Capital Growth Fund, and the following changes will become effective with respect to the Large Capital Growth Fund:

Risk/Return [Heading]	rr_RiskReturnHeading	Large Capital Growth Fund
Strategy [Heading]	rr_StrategyHeading	In the Fund Summary, the Principal Investment Strategies of the Fund will be deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of large-capitalization companies. In complying with this 80% investment requirement, the Fund will invest primarily in common stocks.

Generally, large-cap companies will include companies whose market capitalizations, at the time of purchase, are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on June 22, 2012, the market capitalization range of the companies in the Index was approximately $1.354 billion to $540 billion.

The Fund’s sub-adviser focuses on investing the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

The Fund’s sub-adviser uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

The Fund may invest up to 25% of its total assets in foreign securities. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Under Performance Information, the second paragraph is deleted in its entirety and replaced with the following:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of September 16, 2013, the Fund is sub-advised by Massachusetts Financial Services Company (“MFS”). Prior to such time, the Fund was managed by SunAmerica Asset Management Corp. (“SAAMCo”) and Invesco Advisers, Inc. (“Invesco”).

Date: August 7, 2013

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 1, 2012